DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Summarized Financial Information for aforementioned Derivative Financial Instruments

Summarized financial information for the terminated cross-currency swap is shown below for the year ended December 31, 2014:

Non-cash gain/(loss) from change in fair value recorded in other, net	$358
Gain/(loss) reclassified from comprehensive income (loss) to other, net	$(1,205)
Net cash settlement	$(3,023)

Summarized financial information for all of the aforementioned interest rate swaps is shown below:

	Years Ended December 31,
	2016	2015	2014
Non-cash (loss)/gain from change in fair value recorded in other, net	$(750)	$(1,752)	$(1,348)
(Loss)/gain reclassified from comprehensive income (loss) to other, net	$(217)	$(397)	$(531)
Net cash settlement	$(1,836)	$(1,788)	$(880)